Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
On April 18, 2024 (the “Effective Date”), The Company entered into Employment Agreements (the “Executive Employment Agreements”) with James D. Kelly III, the Company’s Chief Executive Officer, Allan Wallander, the Company’s Chief Financial Officer, and Michael Hamilton, the Company’s Chief Research Officer, which have terms that commenced as of the Effective Date and will continue until terminated in accordance with the Executive Employment Agreements (or earlier termination of employment).
Under the Executive Employment Agreements, Mr. Kelly will receive an annual base salary of $500,000 and an annual target bonus opportunity equal to $500,000. Mr. Wallander will receive an annual base salary of $300,000 and an annual target bonus opportunity equal to $300,000. Mr. Hamilton will receive an annual base salary of $180,000 and an annual target bonus opportunity equal to $100,000. Kelly and Wallander are also entitled to receive a special bonus (a “Special Bonus”), payable immediately, in the amounts of $200,000 and $300,000, respectively, for services provided prior to the Effective Date.
On April 16, 2024 the Company granted to certain of its employees options to purchase an aggregate of 2,125,000 shares of the Company’s common stock with an exercise price of $0.988 per share. Each of the options have an expiration date of ten (10) years from the grant date.

19. Subsequent Events
The Company has evaluated subsequent events from the audited consolidated balance sheet date through April 15, 2024, the date at which the audited consolidated financial statements were issued and determined that there are no items to disclose other than those included below.
On March 7, 2024, the Company issued 556,937 shares of common stock to various persons in exchange for miners.
As of April 15, 2024, the Company completed the sale of 3,702,703 shares of common stock under the GEM Agreement which netted proceeds of $5,250.
On February 29, 2024, The Company and the Owner negotiated a new contract and the miners were purchased. Payment for $350 was was made on March 21, 2024.